Information on how numbers were calculated (Details 6) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Other assets	€ 1,589	€ 696
Prepaid expenses
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Other assets	1,047	504
Others
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Other assets	€ 542	€ 192